CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Private Placement [Member] CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] Private Placement [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	AOCI attributable to parent [Member] CNY (¥)	AOCI attributable to parent [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2018	¥ (492,539)			¥ 60							¥ 1,166				¥ (493,765)
Beginning balance, Shares at Dec. 31, 2018 | shares				92,224,998	92,224,998
Net income (loss)	226,630														226,630
Transfer to statutory reserves													¥ 6,921		(6,921)
Issuance of ordinary shares	1,366,860			¥ 9				¥ 1,366,851
Issuance of ordinary shares, Shares | shares				13,688,000	13,688,000
Accretion to redemption value of convertible redeemable preferred shares	(16,772)							(11,007)							(5,765)
Conversion of convertible redeemable preferred shares	482,834			¥ 25				482,809
Conversion of convertible redeemable preferred shares, Shares | shares				35,625,002	35,625,002
Repurchase of ordinary shares	(86,739)						¥ (86,739)
Repurchase of ordinary shares, Shares | shares				(418,298)	(418,298)
Share-based compensation	60,237							60,237
Option exercised	181			¥ 12				169
Option exercised, Shares | shares				17,977,348	17,977,348
Foreign currency translation adjustments	9,219										9,219
Unrealized gains on available-for-sale investments	18,839										18,839
Transfer to statements of operations of realized gains on available-for-sale investments	(11,395)										(11,395)
Ending balance at Dec. 31, 2019	1,557,355			¥ 106			(86,739)	1,899,059			17,829		6,921		(279,821)
Ending balance, Shares at Dec. 31, 2019 | shares				159,097,050	159,097,050
Net income (loss)	(1,392,930)														(1,392,930)
Transfer to statutory reserves													33,459		(33,459)
Issuance of ordinary shares			¥ 5,687,251			¥ 7				¥ 5,687,244
Issuance of ordinary shares, Shares | shares						10,611,072
Accretion to redemption value of convertible redeemable preferred shares	0
Repurchase of ordinary shares	(282,543)						(282,543)
Repurchase of ordinary shares, Shares | shares				(754,244)	(754,244)
Share-based compensation	238,446							238,446
Option exercised and restricted stock units vested	10						229,710	(229,700)
Option exercised and restricted stock units vested, Shares | shares				807,184	807,184
Foreign currency translation adjustments	(74,562)										(74,562)
Unrealized gains on available-for-sale investments	67,231										67,231
Transfer to statements of operations of realized gains on available-for-sale investments	(70,403)										(70,403)
Ending balance at Dec. 31, 2020	5,729,855			¥ 113			(139,572)	7,595,049			(59,905)		40,380		(1,706,210)
Ending balance, Shares at Dec. 31, 2020 | shares				169,761,062	169,761,062
Net income (loss)	(3,103,465)	$ (487,000)													(3,103,465)
Accretion to redemption value of convertible redeemable preferred shares	0	$ 0
Share-based compensation	¥ 320,889							320,889
Option exercised, Shares | shares	751,743	751,743
Option exercised and restricted stock units vested	¥ 11			¥ 1			122,714	(122,704)
Option exercised and restricted stock units vested, Shares | shares				1,576,466	1,576,466
Foreign currency translation adjustments	(57,078)						¥ 16,858				(73,936)
Unrealized gains on available-for-sale investments	48,191										48,191
Transfer to statements of operations of realized gains on available-for-sale investments	(57,461)	$ (9,017)									(57,461)
Ending balance at Dec. 31, 2021	¥ 2,880,942	$ 452,083		¥ 114	$ 18			¥ 7,793,234	$ 1,222,928		¥ (143,111)	$ (22,457)	¥ 40,380	$ 6,337	¥ (4,809,675)	$ (754,743)
Ending balance, Shares at Dec. 31, 2021 | shares				171,337,528	171,337,528